Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Schedule of assets measured at fair value on a recurring basis

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
SAFE Liabilities	$—	$—	$3,965,000	$3,965,000
Total liabilities	$—	$—	$3,965,000	$3,965,000

Summary of changes in the estimate fair value of the SAFE liability

SAFE
Liability
Balance at January 1, 2024	$125,000
Additions	3,010,300
Change in fair value	829,700
Balance at December 31, 2024	3,965,000
Additions	30,000
Change in fair value	3,493,431
Conversion into convertible preferred stock	(7,488,431)
Balance at December 31, 2025	$—

Summary of fair value assumptions

Multiple scenarios expected term (in years)	2.80
Probability of initial public offering	40%
Probability of stay private	60%
Equity volatility	59%
Risk-free rate	3.5%

The fair value of the SAFEs was estimated using a PWERM using the following inputs at December 31, 2024:

Discount rate	14.1%
Multiple scenarios expected term (in years)	1.00
Probability of equity financing	65%
Probability of liquidity event	30%
Probability of event of default	50%

Stock price per share	$1.68
Term (years)	1.50
Volatility	59.0%
Dividend yield	0.0%
Risk-free interest rate	3.5%